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                                                            File Nos. 333-71813
                                                                      811-09223

   As filed with the Securities and Exchange Commission on February 15, 2011

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                               -----------------

                       Pre-Effective Amendment No. __[_]

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                      Post-Effective Amendment No. 21 [X]

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                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [X]

                               -----------------

                             Amendment No. 23 [X]

                               -----------------

                       (Check appropriate box or boxes)

                         PIONEER STRATEGIC INCOME FUND
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

   It is proposed that this filing will become effective (check appropriate box):

[X]   immediately upon filing pursuant to paragraph (b)

[_]   on February 1, 2011 pursuant to paragraph (b)

[_]   60 days after filing pursuant to paragraph (a)(1)

[_]   on [date] pursuant to paragraph (a)(1)

[_]   75 days after filing pursuant to paragraph (a)(2)

[_]   on [date] pursuant to paragraph (a)(2)of Rule 485.

                   If appropriate, check the following box:

    [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 15th day of February, 2011.

                                             PIONEER STRATEGIC INCOME FUND

                                             By:  /s/ Daniel K. Kingsbury
                                                  ------------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 15, 2011:

                                  SIGNATURES

John F. Cogan, Jr.*                       Margaret B. W. Graham*
John F. Cogan, Jr.                        Margaret B. W. Graham
Chairman of the Board, President          Trustee
(Principal Executive Officer) and
Trustee

Mark E. Bradley*                          /s/ Daniel K. Kingsbury
Mark E. Bradley                           -------------------------------------
Treasurer (Principal Financial and        Daniel K. Kingsbury
Accounting Officer)                       Executive Vice President and Trustee

David R. Bock*                            Thomas J. Perna*
David R. Bock                             Thomas J. Perna
Trustee                                   Trustee

Mary K. Bush*                             Marguerite A. Piret*
Mary K. Bush                              Marguerite A. Piret
Trustee                                   Trustee

Benjamin M. Friedman*                     Stephen K. West*
Benjamin M. Friedman                      Stephen K. West
Trustee                                   Trustee

*By:  /s/ Daniel K. Kingsbury
      -----------------------------       Dated: February 15, 2011
      Daniel K. Kingsbury
      Attorney-in-fact

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                                 EXHIBIT INDEX

Index No.     Description of Index
---------     --------------------

EX-101.INS    XBRL Instance Document

EX-101.SCH    XBRL Taxonomy Extension Schema Document

EX-101.CAL    XBRL Taxonomy Extension Calculation Document

EX-101.DEF    XBRL Taxonomy Extension Definition Document

EX-101.LAB    XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase